SUBSIDIARY PUBLIC ISSUERS - Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of information about consolidated structured entities [line items]
Current assets	$ 3,259	$ 6,110
Non-current assets	103,423	115,406
Assets held for sale	1,346	1,004
Current liabilities	9,528	10,143
Non-current liabilities	53,819	65,474
Liabilities associated with assets held for sale	765	163
Equity attributable to interests of others in operating subsidiaries and properties	15,886	18,456
Equity attributable to unitholders	27,852	28,284
Brookfield Property Partners L.P.
Disclosure of information about consolidated structured entities [line items]
Current assets	0	0
Non-current assets	13,921	13,273
Assets held for sale	0	0
Current liabilities	0	0
Non-current liabilities	0	0
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to unitholders	13,743	13,273
BOP Split Corp.
Disclosure of information about consolidated structured entities [line items]
Current assets	4	52
Non-current assets	11,748	11,748
Assets held for sale	0	0
Current liabilities	1,342	2,806
Non-current liabilities	4,305	3,053
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to unitholders	6,105	5,941
BPO
Disclosure of information about consolidated structured entities [line items]
Current assets	84	151
Non-current assets	22,304	20,359
Assets held for sale	0	0
Current liabilities	207	678
Non-current liabilities	6,035	4,738
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	2,284	2,284
Equity attributable to unitholders	13,862	12,810
Brookfield Property Preferred Equity Inc.
Disclosure of information about consolidated structured entities [line items]
Current assets	0	0
Non-current assets	0	0
Assets held for sale	0	0
Current liabilities	0	0
Non-current liabilities	0	0
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to unitholders	0	0
Brookfield Property Finance ULC
Disclosure of information about consolidated structured entities [line items]
Current assets	665	596
Non-current assets	426	0
Assets held for sale	0	0
Current liabilities	17	593
Non-current liabilities	1,069	0
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to unitholders	5	3
Holding Entities
Disclosure of information about consolidated structured entities [line items]
Current assets	8,980	6,144
Non-current assets	27,530	30,277
Assets held for sale	0	0
Current liabilities	6,340	5,731
Non-current liabilities	2,141	2,406
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to unitholders	28,029	28,284
Additional holding entities and eliminations
Disclosure of information about consolidated structured entities [line items]
Current assets	26	330
Non-current assets	1,914	1,775
Assets held for sale	0	0
Current liabilities	1,316	1,834
Non-current liabilities	121	5
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to unitholders	503	266
Consolidating Adjustments
Disclosure of information about consolidated structured entities [line items]
Current assets	(6,500)	(1,163)
Non-current assets	25,580	37,974
Assets held for sale	1,346	1,004
Current liabilities	306	(1,499)
Non-current liabilities	40,148	55,272
Liabilities associated with assets held for sale	765	163
Equity attributable to interests of others in operating subsidiaries and properties	13,602	16,172
Equity attributable to unitholders	(34,395)	(32,293)
Preferred equity
Disclosure of information about consolidated structured entities [line items]
Preferred equity	178	$ 0
Preferred equity | Brookfield Property Partners L.P.
Disclosure of information about consolidated structured entities [line items]
Preferred equity	178
Preferred equity | BOP Split Corp.
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0
Preferred equity | BPO
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0
Preferred equity | Brookfield Property Preferred Equity Inc.
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0
Preferred equity | Brookfield Property Finance ULC
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0
Preferred equity | Holding Entities
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0
Preferred equity | Additional holding entities and eliminations
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0
Preferred equity | Consolidating Adjustments
Disclosure of information about consolidated structured entities [line items]
Preferred equity	$ 0